Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 4,136,803	$ 17,782
Taxes and other receivables	11,062	45,499
Prepaid expenses	170,883	28,778
Deferred costs		90,771
Assets, total	4,318,748	182,830
Current liabilities
Accounts payable and accrued liabilities	140,457	677,615
Related party payables	109,030	447,777
Current liabilities, total	249,487	1,125,392
Loan payable to Valent	272,372	264,352
Stock option liability	212,561
Derivative liability	4,402,306	121,000
Liabilities, total	5,136,726	1,510,744
Stockholders' Deficiency
Preferred stock Authorized 5,000,000 shares, $0.001 par value 1 share outstanding at December 31, 2013 (December 31, 2012 - nil)
Common stock Authorized 200,000,000 shares, $0.001 par value 31,534,819 Issued at December 31, 2013 (December 31, 2012 - 13,050,000)	31,535	13,050
Additional paid-in capital	8,791,715	2,326,885
Warrants	6,202,100	153,106
Deficit accumulated during the development stage	(15,864,506)	(3,842,133)
Accumulated other comprehensive income	21,178	21,178
Stockholders' equity, total	(817,978)	(1,327,914)
Liabilities and equity, total	$ 4,318,748	$ 182,830